Supplemental Financial Information	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Supplemental Financial Information [Text Block]
SUPPLEMENTAL FINANCIAL INFORMATION (in millions)

For the years ended December 31	2011	2010	2009
Other (expense) income, net
Interest income	$5	$5	$6
Impairment of an investment (Note 11)	—	(14)	(24)
Other, net	(8)	(2)	(13)
Total other (expense) income, net	$(3)	$(11)	$(31)

At December 31		2011	2010
Accounts Receivable
Trade		$1,002	$878
Other		46	54
Accounts Receivable, gross		1,048	932
Less: allowance for doubtful accounts		(16)	(13)
Total accounts receivable, net		$1,032	$919

Inventories
Work in process and raw materials, net		$167	$143
Finished goods, net		177	180
Service parts, net		430	418
Total inventories, net		$774	$741

Other current assets
Current deferred tax assets		$147	$125
Other		164	197
Total other current assets		$311	$322

Property, plant and equipment
Land and improvements		$46	$43
Buildings and improvements		234	234
Machinery and other equipment		674	818
Property, plant and equipment, gross		954	1,095
Less: accumulated depreciation		(589)	(666)
Total property, plant and equipment, net		$365	$429

Accumulated other comprehensive loss, net of tax
Currency translation adjustments		$(82)	$(54)
Unrealized gain on securities		1	2
Unrealized gain on derivatives		—	5
Actuarial losses and prior service costs on employee benefit plans		(1,411)	(1,288)
Total accumulated other comprehensive loss		$(1,492)	$(1,335)